Document and Entity Information	Apr. 04, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	METLIFE INC
Amendment Flag	true
Entity Central Index Key	0001099219
Document Type	8-K/A
Document Period End Date	Apr. 04, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-15787
Entity Tax Identification Number	13-4075851
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166-0188
City Area Code	(212)
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On June 10, 2022, the Board of Directors (the “Board”) of MetLife, Inc. (the “Company”) appointed Carla Harris to its Governance and Corporate Responsibility Committee and Investment Committee, effective immediately. On April 4, 2022, the Company filed a Current Report on Form 8-K (the “Original Report”) disclosing that the Board elected Ms. Harris a director of the Company, effective April 27, 2022. Committee assignments for Ms. Harris were not determined as of the filing of the Original Report. This Current Report on Form 8-K/A amends the Original Report solely for the purpose of disclosing the information above.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	MET
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Non-Cumulative Preferred Stock, Series A, par value $0.01
Trading Symbol	MET PRA
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.625% Non-Cumulative Preferred Stock, Series E
Trading Symbol	MET PRE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F
Trading Symbol	MET PRF
Security Exchange Name	NYSE